Investment in Affiliate - Income Statement Data (Table) (Details) - Box Ships Inc.	12 Months Ended
Dec. 31, 2014 USD ($)
Income Statement Data [Line Items]
Net revenue	$ 49,864,764
Operating income	1,966,947
Net income	$ 2,623,515